                                                               JOHN B. TOWERS
                                                               CORPORATE COUNSEL


Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                                  September 8, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Separate Account E
      File No. 811-04001
      ------------------------------------------------

Commissioners:

The Semi-Annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain series of BlackRock Variable Series Funds, Inc. portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000355916, File No. 811-03290.

The Semi-Annual Reports for certain series of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000708950, File No. 811-03591.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain series of Ivy Funds Variable Insurance Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0000052858, File No. 811-01028.

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No 811-06310.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain portfolios of 1919 Socially Responsive Balanced Fund of Trust for Advised Portfolios are incorporated by reference as filed on Form N-CSRS, CIK No. 0001261788, File No. 811-21422.

The Semi-Annual Reports for certain series of Van Eck VIP Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378 File No. 811-07607.


                                             Sincerely,


                                             /s/ John B. Towers
                                             -----------------------------------
                                             John B. Towers
                                             Corporate Counsel
                                             Metropolitan Life Insurance Company